UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Odyssey Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-4537
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack Nash
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jack Nash                         New York                      08-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                4
                                            ---------------------------
Form 13F Information Table Value Total:     $       57,892
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ODYSSEY PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 1999


                                                                                         ITEM 5:
                                  ITEM 2:            ITEM 3:           ITEM 4:         Shares or
             ITEM 1:             Title of             Cusip              Fair          Principal
          Name of Issuer           Class              Number         Market Value       Amount
--------------------------------------------------------------------------------------------------
AER ENERGY RESOURCES               COMMON            000944108            478,952     2,177,055
AVATAR HOLDINGS INC                COMMON            053494100         39,915,761     2,107,763
EAGLE FOOD CENTERS                 COMMON            269514105         13,014,246     4,211,730
THACKERAY CORP                     COMMON            883217101          4,482,844     1,328,250


Table continued....

                                            ITEM 6:                                                    ITEM 8:
                                     INVESTMENT DESCRETION                                     VOTING AUTHORITY SHARES
                                          (b) Shares                      ITEM 7:
             ITEM 1:                      as Definces     (c) Shared     Managers
          Name of Issuer   (a) Sole       in Instr. V        Other      See Intr. V    (a) Sole       (b) Shared      (c) None
-----------------------------------------------------------------------------------------------------------------------------------
AER ENERGY RESOURCES           X                                                           X
AVATAR HOLDINGS INC            X                                                           X
EAGLE FOOD CENTERS             X                                                           X
THACKERAY CORP                 X                                                           X
